General and administration (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 26, 2025	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Professional fees	$ 169	$ (870)	$ (163)
Amortization		6,539	3,133
Total General and Administration Cost		4,875	4,518
ZHEJIANG TIANLAN
Statement [Line Items]
Corporate administration		1,153	1,224
Professional fees		614	416
Salaries and benefits		2,756	2,547
Director fees		167	147
Amortization		185	184
Total General and Administration Cost		$ 4,875	$ 4,518